Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (64,374)	$ 1,912,825		$ 159,231	$ 6,883,843
Basic weighted average common shares outstanding	2,366,608	24,000,000		7,637,976	24,000,000
Basic net income per common share	$ (0.03)	$ 0.08		$ 0.02	$ 0.29
Class A non- redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (138,726)			$ 75,165
Basic weighted average common shares outstanding	5,100,000			3,605,495
Basic net income per common share	$ (0.03)			$ 0.02
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (24,481)	$ 478,206	$ 340,014	$ 50,033	$ 1,720,961	$ 2,381,487
Basic weighted average common shares outstanding	900,000	6,000,000		2,400,000	6,000,000
Basic net income per common share	$ (0.03)	$ 0.08	$ 0.06	$ 0.02	$ 0.29	$ 0.4